EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
15.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2013	2014	2015
Net income attributable to ordinary shareholders — basic	279,858	307,348	436,600
Net income attributable to ordinary shareholders — diluted	279,858	307,348	436,600
Weighted average ordinary shares outstanding — basic	245,187,348	248,957,645	250,533,204
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	4,298,936	4,046,559	5,570,963
Weighted average ordinary shares outstanding — diluted	249,486,284	253,004,204	256,104,167
Basic earnings per share	1.14	1.23	1.74
Diluted earnings per share	1.12	1.21	1.70

For the years ended December 31, 2013, 2014 and 2015, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Year Ended December 31,
	2013	2014	2015
Outstanding employee options and nonvested restricted stocks	—	293,512	—